Summary Prospectus September 30, 2010, as supplemented October 1, 2010

ING Equity Dividend Fund

Class / Ticker	A/IEDAX; B/IBEDX; C/IEDCX; I/IEDIX; W/IWEDX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.INGFunds.com/literature; email a request to Literature_request@INGFunds.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund’s Prospectus and Statement of Additional Information, each dated September 30, 2010, and the audited financial statements on pages 20-50 of the Fund’s shareholder report dated May 31, 2010 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks growth of capital and current income.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 39) or the Statement of Additional Information (page 103).

Shareholder Fees Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	5.75	None
B	None	5.00
C	None	1.00
I	None	None
W	None	None
Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I1	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	N/A	N/A
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	1.12	1.12	1.12	0.92	1.12
Total Annual Fund Operating Expenses	%	2.12	2.87	2.87	1.67	1.87
Waivers and Reimbursements[2]	%	(0.87)	(0.87)	(0.87)	(0.87)	(0.87)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.25	2.00	2.00	0.80	1.00
1	Based on Class A shares’ expenses adjusted for current contractual rates and class specific differences.
2	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2011. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2011. There is no guarantee that this obligation will continue after October 1, 2011. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$695	1,122	1,573	2,821
B	Sold	$703	1,107	1,637	2,954
	Held	$203	807	1,437	2,954
C	Sold	$303	807	1,437	3,133
	Held	$203	807	1,437	3,133
I	Sold or Held	$82	441	825	1,903
W	Sold or Held	$102	503	930	2,119

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

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Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The Fund invests primarily in companies with a market capitalization in excess of $1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a valuation based screening process to assist in the selection of companies according to the following criteria: an above average dividend yield and the stability and growth of the dividend yield; market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size); and growth of the dividend over several years.

The Sub-Adviser conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity  If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Summary Prospectus September 30, 2010, as supplemented October 1, 2010	2 of 4	ING Equity Dividend Fund

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart and table show the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of sales charges. If it did, returns would be lower than those shown. Other class shares performance would be higher than Class A shares performance because of the higher expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2009 and Class I shares of the Fund had not commenced operations as of December 31, 2009, no performance information for Class W and Class I shares is presented.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 3rd, 2009, 18.23% and Worst quarter: 4th, 2008, (16.78)%

The Fund’s Class A shares’ year-to-date total return as of June 30, 2010: (1.90)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class A before taxes	%	16.70	(8.77)	N/A	12/18/07
After tax on distributions	%	16.31	(9.12)	N/A	—
After tax on distributions with sale	%	11.27	(7.45)	N/A	—
Russell 1000® Value Index[1]	%	19.69	(13.06)[2]	N/A	—
Class B before taxes	%	18.45	(5.99)	N/A	02/20/08
Russell 1000® Value Index[1]	%	19.69	(10.15)[2]	N/A	—
Class C before taxes	%	22.60	(3.41)	N/A	02/19/08
Russell 1000® Value Index[1]	%	19.69	(10.15)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

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PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Robert M. Kloss	David Powers
Portfolio Manager (since 04/10)	Portfolio Manager (since 12/07)

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258; or by calling us at 1-800-992-0180.

Minimum Initial Investment $ by share class

Class	A,B,C	I	W
Non-retirement accounts	$1,000	250,000	1,000
Retirement accounts	$250	250,000	1,000
Certain omnibus accounts	$250	—	—
Pre-Authorized Investment Plan	$1,000	—	—

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.

TAX INFORMATION

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus September 30, 2010, as supplemented October 1, 2010	4 of 4	SPRO-EQDIV (1010-100110)